Cover	Apr. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2026
Entity File Number	001-41900
Entity Registrant Name	Hashdex Commodities Trust
Entity Central Index Key	0001985840
Entity Tax Identification Number	92-6468665
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 N. Market Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19890
City Area Code	(844)
Local Phone Number	403-5272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Hashdex Bitcoin ETF
Trading Symbol	DEFI
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable